SCHEDULE OF CASH FLOWS OF DISPOSAL GROUP (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash generated from (used in) operating activities	$ 984,591	$ (3,010,558)	$ (5,693,128)
Net cash used in investing activities		(145,650)	(548,931)
Net cash generated from financing activities	160,976	2,793,337	6,369,570
Provision for inventory	277,780	483,992	184,713
Depreciation and amortization expense	55,239	1,713,096	1,385,840
Impairment of property, plant and equipment	526,793	10,350,589
Amortization of operating and finance right-of-use assets	1,606,330	1,582,452	1,607,292
(Gain) loss on disposals of property, plant and equipment	(366,708)	52,220
(Reversal from) provision for warranty liability	(30,725)	(674,122)	42,176
Purchase of property, plant and equipment	(160,911)	(976)	(548,931)
Placement of long-term investments		(7,000,000)
Repayment of bank borrowings			(706,108)
Capital injection from share capital shareholders		1,054	4,236,649
Proceeds from borrowings from related parties	1,497,472	13,897	564,887
Proceeds from borrowings from third parties	2,933,947	4,350,790	2,010,327
Repayments of borrowings to third parties	(1,333,264)	(526,703)	(475,632)
Proceed from loan payable with pledged assets			985,929
Repayments of loan payable with pledged assets		(243,200)	(246,482)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reversal (provision) for losses on accounts receivable	425,124	2,763,188	(301,002)
Provision for inventory	277,780	483,992	184,713
Depreciation and amortization expense	11,387	1,713,096	1,385,840
Impairment of property, plant and equipment	526,793	10,350,589
Amortization of operating and finance right-of-use assets	1,579,611	1,582,452	1,607,292
(Gain) loss on disposals of property, plant and equipment	(366,708)	52,220
(Reversal from) provision for warranty liability	(112,864)	(674,122)	42,176
Purchase of property, plant and equipment			(548,931)
Placement of long-term investments		(145,650)
Repayment of bank borrowings			(706,108)
Capital injection from share capital shareholders			4,236,649
Proceeds from borrowings from related parties	117,076	13,897	564,887
Proceeds from borrowings from third parties	43,900	3,549,343	2,010,327
Repayments of borrowings to third parties		(526,703)	(475,632)
Proceed from loan payable with pledged assets			985,929
Repayments of loan payable with pledged assets		$ (243,200)	$ (246,482)